Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	10 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Feb. 21, 2012 Plan 3	Apr. 27, 2012 Plan 4	Apr. 27, 2012 Plan 4 Maximum	Jul. 30, 2012 Plan 5	Jul. 30, 2012 Plan 5 Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value			$ 50	$ 10	$ 10	$ 20		$ 20		$ 10
Share repurchase plans, start date				Nov. 23, 2011	Jan. 01, 2012	Feb. 22, 2012	Apr. 27, 2012		Jul. 30, 2012
Share repurchase plans, end date				Dec. 31, 2011	Feb. 20, 2012	Apr. 22, 2012	Jul. 18, 2012		Oct. 26, 2012
Ordinary shares repurchased	738,341	1,283,938
Ordinary shares repurchased, value	$ 15.6	$ 24.6